PROPERTY AND EQUIPMENT, NET (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PROPERTY AND EQUIPMENT, NET
Depreciation	$ 59,358	$ 87,717	$ 93,009